Loans Receivable and Allowance for Loan Losses (Troubled Debt Restructurings) (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2016 USD ($) loan	Dec. 31, 2015 USD ($) loan	Dec. 31, 2014 USD ($)
Troubled Debt Restructuring, Debtor, Subsequent Periods [Line Items]
Impaired Financing Receivable, Related Allowance		$ 1,613
Mortgage Loans on Real Estate, Foreclosures	$ 5,000	$ 1,700
Mortgage Loans on Real Estate, Number of Foreclosures | loan	1	1
Foreclosed Real Estate Expense	$ 680	$ 911	$ 1,555
Troubled Debt Restructured Loans [Member]
Troubled Debt Restructuring, Debtor, Subsequent Periods [Line Items]
Financing Receivable, Modifications, Post-Modification Recorded Investment	1,500	6,800
New Loans Identified as Troubled Debt Restructurings		$ 176
New Loans Identified as Troubled Debt Restructurings, Number of Loans | loan		2
Financing Receivables, Impaired, Troubled Debt Restructuring, Write-down	2,600	$ 1,300
Financing Receivable, Modifications, Recorded Investment		82
Impaired Financing Receivable, Related Allowance	$ 0	1,613
Foreclosed Real Estate Expense		$ 322